UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06113
The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)
6200 The Corners Parkway, Suite 150, Norcross, GA 30092

(Address of principal executive offices)     (Zip code)
Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092

(Name and address of agent for service)
Registrant’s telephone number, including area code: 678-533-7850
Date of fiscal year end: 4/30
Date of reporting period: 10/31/2005
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Semi-Annual Report to Shareholders
CALDWELL & ORKIN MARKET OPPORTUNITY FUND STATISTICAL RISK PROFILE 8/31/1992 — 10/31/2005
CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
SIGNATURES
EX-99.A.1 SECTION 302, CERTIFICATION OF THE PRESIDENT
EX-99.A.2 SECTION 302 CERTIFICATION OF THE TREASURER
EX-99.B SECTION 906 CERTIFICATION OF THE PRESIDENT AND TREASURER

Item 1. Reports to Stockholders.

Investment Adviser C&O Funds Advisor, Inc. 6200 The Corners Parkway Suite 150 Norcross, Georgia 30092 (800) 237-7073	Market Opportunity Fund	Shareholder Accounts c/o Integrated Fund Services, Inc. P.O. Box 5354 Cincinnati, Ohio 45201-5354 (800) 467-7903
Semi-Annual Report to Shareholders

Dear Fellow Shareholder:	December 29, 2005
The Caldwell & Orkin Market Opportunity Fund (the “Fund”) gained 0.29% in the 6-month period ended October 31, 2005. For the 12 months ended October 31, 2005, the Fund slipped -0.06%. And, since commencement of active management on August 24, 1992 through October 31, 2005, the Fund generated a 10.48% average annual return while maintaining a low market risk profile and with little reliance upon the movement of the stock market (see pages 4, 5 and 6). Of course, past performance is no guarantee of future results.
Since we began actively managing the Fund on August 24, 1992, the Fund’s price movements have correlated very little (2.73%) with the price movements of the S&P 500 with Income index (S&P 500). The Fund’s beta (a measure of volatility) is -0.08. An S&P 500 index fund has a 100% correlation to the market and a beta of 1.00. The Fund’s lack of correlation to the market indicates that its performance is not attributable to that of the index. (Statistical computations by Ned Davis Research, Inc.)
The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. We use active asset allocation — the opportunistic shifting of assets between long stock positions, short stock positions (selling borrowed stock and attempting to replace the borrowed securities in the future at a lower price), bonds and cash equivalents — to manage exposure to market risk (the risk that the broad market declines, taking good companies down with it). Short positions are taken with the intent of making money when those stocks we judge to be overvalued fall. Importantly, one of the risks of a long / short (or hedged) investment approach is that the Fund may lose money in a rising stock market since short positions generally decline in value as the market rises.
A disciplined investment process emphasizing both fundamental research and technical analysis is used to manage stock risk (the risk that a stock underperforms due to company-specific reasons).
An investment in the Fund involves many other risks in addition to those mentioned above. For a complete discussion of these risks, as well as the expenses associated with investing in the Fund, please request a copy of the Fund’s Prospectus by calling (800) 237-7073. In summary, our goal is to make money over a full market cycle, but with less stomach churn.
Management Discussion and Analysis
The Market Opportunity Fund opened the six-month review period May 1, 2005 positioned 42.88% long, -53.11% short and 4.01% in cash and cash equivalents, resulting in a -10.23% net short exposure. Our largest long sector exposure was to electric utilities. This group, a defensive play, was at the beginning of a likely industry consolidation catalyzed by deregulation, sported a strong dividend yield, and included certain utilities that had experienced strong and accelerating earnings growth.
Our largest short exposure was collectively to mortgage-related finance companies — a mixed bag of sub-prime mortgage lenders, specialty mortgage originators, large banks and regional consumer-oriented banks and thrifts. The mortgage related financials are vulnerable both to the slowing home mortgage business and to a flattening yield curve (a period when the difference between long-term and short-term interest rates narrows).
Despite increasing Federal Funds rates, decreasing fiscal stimulus, soaring energy prices and the associated concerns over rising inflation, the S&P 500 with Income rose 5.28% and the NASDAQ Composite advanced 7.36% during the six months ended October 31, 2005. We entered this period positioned slightly net short, moved to a modest net long position in May and became increasingly net long through early August (see the Equity Investment Position chart on 6). This more positive portfolio positioning reflected opportunities we identified in select product-driven technology stocks such as Apple Computer Inc. (AAPL), maker of the popular iPod; Motorola Inc. (MOT), which has been winning back cell phone handset market share thanks to popular designs such as the RAZR; Qualcomm Inc. (QCOM), beneficiary of the transition to third generation wireless; and Powerwave Technologies Inc. (PWAV), provider of wireless handset components that will help enable the next generation of high-speed data transmission.
We also took positions in Google Inc. (GOOG) and Yahoo! Inc. (YHOO) as they are beneficiaries of the migration of advertising dollars from broadcast to internet media. Lastly, we established positions in Mitsubishi UFJ Financial Group (MTU), Nomura Holdings Inc. (NMR) and the iShares MSCI Japan Index Fund (EWJ) on expectations that loan growth in Japan may once again accelerate and the Japanese economy may experience a real expansion phase after almost 15 years of economic malaise brought on by the bursting of their own asset bubbles. The announcement of American International Group’s (AIG) potential $3.4 billion investment in a Japanese real estate property is a sign that the country’s real estate market is starting to rebound and their battle with deflation may be nearing an end. During the review period we also reduced our short technology positions.
In September and October, rising interest rates and energy market volatility in the aftermath of Hurricanes Katrina and Rita led us to reduce our electric utility exposure. However, we still like this group long-term due to the aforementioned expected benefits from consolidation and the trend towards deregulation. Additionally, Fed tightening and heightened buzz by governmental regulatory agencies over credit issues surrounding more-aggressive mortgage lending prompted us to increase our short positions in mortgage originators New Century Financial Corp. (NEW) and Accredited Home Lenders (LEND), among others.
The long portfolio saw modest appreciation of 1.84% during the Fund’s first fiscal half year, while the short portfolio declined -3.81%. We closed the review period positioned 44.30% long, -53.95% short (-9.65% net short) and 1.75% in cash and cash equivalents.
Outlook
Rarely do the economic waters run clear. Often, as is now the case, they are clouded, and at times they seem downright murky, adding an element of challenge to market navigation. Energy prices have fallen from their post-hurricane highs, a catalyst which normally bodes well for the economy (and the markets) because it reduces transportation and manufacturing costs, and puts more discretionary dollars in consumers’ wallets. Another positive catalyst is that the end may be near in the Fed’s tightening campaign (monetary policy is an important factor in our research). With outgoing Fed Chairman Alan Greenspan at the helm, the Federal Open Market Committee drove the target Federal Funds rate down to a record low 1.00% in June, 2003 in an effort to jump-start an ailing economy by encouraging borrowing and flooding the economy with artificially low-cost money. A year later, the Fed reversed course and started raising rates. After 13 successive .25% increases, the Fed Funds rate now stands at 4.25%. Higher rates take liquidity out of the financial markets, and less liquidity chasing financial assets generally leads to lower asset prices.
But it is perhaps the consciously unintended consequence of the Fed’s easing that causes us the greatest concern, and clouds the waters. Thanks to cheap money, the consumer loaded up on credit. And, that easy money fueled an explosion in mortgage credit, allowing consumers to use their home equity as ATMs, and fueling a buying frenzy in selected housing markets around the country. The combination of higher interest rates coupled with the air coming out of the housing bubble does not bode well for the over-leveraged consumer (keep in mind that the consumer is responsible for two-thirds of U.S. GDP), and by extension the economy.
On a sector basis, we generally like certain areas of technology, and continue to short mortgage-centric financials. We expect an economic slowdown early in 2006 to be more significant than most economists expect, and the impact to the financial markets to be more pronounced in those sectors most sensitive to consumer spending.
On behalf of all of us at Caldwell & Orkin, I wish you and your families a happy and healthy New Year, and I thank you for your continued support.
Sincerely,
Michael B. Orkin, CFA
Portfolio Manager and Chief Investment Officer
The performance data quoted represents past performance. Past performance does not predict future performance, and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance information current to the most recent month-end, please call (800) 237-7073. Fund holdings, industry and asset allocations are subject to change without notice. The Fund’s performance assumes the reinvestment of income, dividend and capital gain distributions, if any.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATISTICAL RISK PROFILE 8/31/1992 — 10/31/2005
Ten Worst S&P 500 with Income Days

Date	C&O MOF	S&P 500	Variance
10/27/97	-1.60%	-6.89%	5.29%
08/31/98	0.42	-6.79	7.21
04/14/00	1.81	-5.82	7.63
09/17/01	1.16	-4.92	6.08
03/12/01	0.05	-4.31	4.36
09/03/02	0.79	-4.15	4.94
08/27/98	-0.19	-3.83	3.64
01/04/00	0.27	-3.83	4.10
07/19/02	-0.05	-3.83	3.78
08/04/98	0.10	-3.62	3.72

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income on all ten of the ten worst days, and was positive on seven of the ten days.
Ten Worst S&P 500 with Income Weeks

Week Ending	C&O MOF	S&P 500	Variance
09/21/01	1.63%	-11.57%	13.20%
04/14/00	4.51	-10.52	15.03
07/19/02	0.65	-7.96	8.61
07/12/02	1.01	-6.81	7.82
03/16/01	0.05	-6.69	6.74
10/15/99	2.86	-6.61	9.47
01/28/00	0.27	-5.61	5.88
09/04/98	0.33	-5.15	5.48
08/28/98	0.65	-4.98	5.63
09/20/02	1.89	-4.96	6.85

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income in all ten of the ten worst weeks, and was positive all ten of those weeks.
Ten Worst S&P 500 with Income Months

Month	C&O MOF	S&P 500	Variance
August 1998	3.12%	-14.46%	17.58%
September 2002	2.10	-10.86	12.96
February 2001	4.78	-9.13	13.91
September 2001	3.29	-8.06	11.35
November 2000	6.92	-7.91	14.83
July 2002	1.23	-7.76	8.99
June 2002	0.53	-7.12	7.65
March 2001	0.40	-6.31	6.71
August 2001	0.86	-6.30	7.16
April 2002	2.21	-6.03	8.24

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income in all ten of the ten worst months, and was positive all ten of those months.
Statistical Risk Measurements

	C&O MOF	S&P 500
Correlation Coefficient (R-Squared)	2.73%	100.0%
Beta	-0.08	1.00
Standard Deviation	0.50	1.04
Sharpe Ratio	0.83	0.46
Semi-Variance (downside volatility)	0.12	0.51
Performance During the Last Three Market Downturns of 10% or More

	C&O MOF	S&P 500
November 27, 2002 through March 11, 2003	2.19%	-14.28%
August 22, 2002 through October 9, 2002	3.94%	-19.12%
January 4, 2002 through July 23, 2002	2.93%	-31.42%
Short selling began May 2, 1994. Past performance is no guarantee of future results.
Computations by Ned Davis Research, Inc.

Caldwell & Orkin Market Opportunity Fund
Total Return Performance Summary Through October 31, 2005 1

		C&O Market	S&P 500
Fiscal		Opportunity	with Income
Year Ended		Fund	Index[2]
1991		1.25%	0.57%
1992		11.96%	14.07%
1993	*	15.09%	9.23%
1993	**	21.09%	9.28%
1994		16.48%	5.30%
1995		-2.28%	17.40%
1996		31.80%	30.18%
1997		23.24%	25.11%
1998		25.77%	41.02%
1999		19.43%	21.80%
2000		-0.02%	10.09%
2001		11.43%	-12.97%
2002		1.88%	-12.65%
2003		1.12%	-13.35%
2004		-3.55%	22.87%
2005		-0.17%	6.34%
Six months ended 10/31/2005		0.29%	5.28%
Twelve months ended 10/31/2005		-0.06%	8.77%
Since 8/24/92	[3]	272.68%	277.00%
Average Annual Returns Through October 31, 2005 1

One Year		-0.06%	8.77%
Three Years		-2.16%	12.84%
Five Years		0.55%	-1.75%
Ten Years		9.84%	9.32%
Since 8/24/92	[3]	10.48%	10.58%
Net Asset Allocation
Common Stock Sold Short represents the market value, excluding margin requirements.

[1]	Performance figures represent past performance and do not indicate future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See additional performance disclosure on page 3.

[2]	The S&P 500 with Income index (“S&P 500”) is a widely recognized unmanaged index of U.S. Stocks. The S&P 500 figures do not reflect any fees or expenses, nor do they reflect the use of short positions. There is no unmanaged index currently available which reflects the use of both long and short positions. We cannot predict the Fund’s future performance, but we expect that our investment strategy, which includes the use of short sales, will cause the Fund’s performance to fluctuate independently from the S&P 500. While the portfolio is hedged, our strategy may prevent the Fund from participating in market advances, yet it may offer the Fund downside protection during market declines.

[3]	Effective August 24, 1992, the Caldwell & Orkin Market Opportunity Fund changed its investment objective to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. Prior to that time, the Fund was passively managed and indexed to the largest 100 over-the-counter (OTC) stocks.

*	For the full fiscal year ending April 30, 1993.

**	From August 24, 1992 through April 30, 1993 — the portion of the year using the Caldwell & Orkin’s active style of investment management.

Caldwell & Orkin Market Opportunity Fund Versus S&P 500 with Income Index
Since Commencement of Active Style of Investment Management
Results of a Hypothetical $25,000 Investment
August 24, 1992 through October 31, 2005
Past performance does not predict future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See additional disclosure on page 3.
Chart courtesy of Ned Davis Research, Inc.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
We believe it is important for you to understand the impact of fees and expenses on your investment in the Caldwell & Orkin Market Opportunity Fund. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and brokerage commissions (if applicable); and (2) ongoing costs, including management fees, dividend expenses on securities sold short, and other Fund expenses (“operating expenses”). All mutual funds have operating expenses. Operating expenses are deducted from a fund’s gross income, and directly reduce the investment return of the Fund. A fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The below example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, May 1, 2005 through October 31, 2005. The table below illustrates the Fund’s expenses in two ways:
Based on Actual Fund Returns
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Based on a Hypothetical 5% Return for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period *
	Value 5/1/2005	Value 10/31/2005	Ratio	5/1/2005-10/31/2005
Actual Fund Return	$1,000.00	$1,002.90	2.01%	$10.15

Hypothetical 5% Annual Return before expenses	$1,000.00	$1,015.07	2.01%	$10.21

*	Expenses are equal to the Fund’s annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 184, and divided by 365 (to reflect the one-half year period).

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
PORTFOLIO HOLDINGS SECTOR DIVERSIFICATION — October 31, 2005
The following table presents the Caldwell & Orkin Market Opportunity Fund’s 10/31/2005 portfolio holdings by sector based on total net assets, sorted by net exposure (net long to net short).

	Long	Short	Total (a)	Net (b)
Telecom — Wireless Equipment	3.48%		3.48%	3.48%
Oil & Gas — Drilling	3.13%		3.13%	3.13%
Internet — Content	2.28%		2.28%	2.28%
Medical — Genetics	1.93%		1.93%	1.93%
Apparel — Clothing Manufacturing	3.02%	-1.11%	4.13%	1.91%
Banks — Money Center	1.63%		1.63%	1.63%
Cosmetics / Personal Care	2.00%	-0.50%	2.50%	1.50%
Household — Appliances	1.49%		1.49%	1.49%
Telecom — Equipment	1.79%	-0.30%	2.09%	1.49%
Tobacco	1.31%		1.31%	1.31%
Food — Miscellaneous Preparation	1.29%		1.29%	1.29%
Diversified Operations	1.27%		1.27%	1.27%
Japanese Stocks	1.09%		1.09%	1.09%
Computer Software — Security	1.08%		1.08%	1.08%
Medical — Biomed / Biotech	1.04%		1.04%	1.04%
Oil & Gas — Machinery / Equipment	1.01%		1.01%	1.01%
Retail — Clothing / Shoe	2.05%	-1.06%	3.11%	0.99%
Oil & Gas — Field Services	0.96%		0.96%	0.96%
Utility — Electric Power	0.94%		0.94%	0.94%
Electronic — Component / Connector	0.87%		0.87%	0.87%
Metal Ores	0.87%		0.87%	0.87%
Media — Radio / TV	0.85%		0.85%	0.85%
Computer — Manufacturers	1.85%	-1.04%	2.89%	0.81%
Electrical — Equipment	0.74%		0.74%	0.74%
Computer — Networking	0.61%		0.61%	0.61%
Medical — Ethical Drugs	0.60%		0.60%	0.60%
Computer Software — Desktop	0.56%		0.56%	0.56%
Medical — Health Maintenance Organization	0.52%		0.52%	0.52%
Building — Heavy Construction	0.51%		0.51%	0.51%
Retail / Wholesale — Jewelry	1.01%	-0.97%	1.98%	0.04%
Electronic — Scientific / Measuring		-0.21%	0.21%	-0.21%
Medical — Outpatient / Home Care		-0.42%	0.42%	-0.42%
Medical — Products		-0.42%	0.42%	-0.42%
Retail — Major Discount Chains		-0.42%	0.42%	-0.42%
Consumer Products — Miscellaneous		-0.44%	0.44%	-0.44%
Retail — Restaurants		-0.44%	0.44%	-0.44%
Retail — Mail Order & Direct		-0.49%	0.49%	-0.49%
Finance — Consumer / Commercial Loans		-0.51%	0.51%	-0.51%
Retail — Miscellaneous		-0.58%	0.58%	-0.58%
Commercial Services — Advertising		-0.59%	0.59%	-0.59%
Transportation — Airline		-0.68%	0.68%	-0.68%
Computer — Peripheral Equipment		-0.69%	0.69%	-0.69%
Leisure — Toys / Games / Hobby		-0.71%	0.71%	-0.71%
Internet — E Commerce		-0.72%	0.72%	-0.72%
Retail — Home Furnishings		-0.74%	0.74%	-0.74%
Finance — Investment Brokers	1.04%	-1.97%	3.01%	-0.93%
Banks — West / Southwest		-0.95%	0.95%	-0.95%
Retail — Leisure Products		-0.98%	0.98%	-0.98%
Electronic — Semiconductor Manufacturing	1.48%	-2.48%	3.96%	-1.00%
Retail — Consumer Electronics		-1.03%	1.03%	-1.03%
Medical / Dental — Supplies		-1.09%	1.09%	-1.09%
Retail / Wholesale — Autos / Parts		-1.23%	1.23%	-1.23%
Banks — Northeast		-2.03%	2.03%	-2.03%
Banks — Super Regional		-2.17%	2.17%	-2.17%
Banks — Southeast		-2.46%	2.46%	-2.46%
Finance — REIT		-2.65%	2.65%	-2.65%
Insurance — Property / Casualty / Title		-2.70%	2.70%	-2.70%
Leisure — Products		-3.14%	3.14%	-3.14%
Financial Services — Miscellaneous		-3.24%	3.24%	-3.24%
Building — Residential / Commercial		-3.57%	3.57%	-3.57%
Finance — Savings & Loan		-3.62%	3.62%	-3.62%
Finance — Mortgage & Related Services		-5.60%	5.60%	-5.60%

Subtotal Equities	44.30%	-53.95%	98.25%	-9.65%
Other Assets Less Liabilities	1.75%		1.75%

Total Portfolio Holdings	46.05%	-53.95%	100.00%

(a)	Total exposure is Long exposure plus the absolute value of the Short exposure.

(b)	Net exposure is Long exposure less Short exposure.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

			Market
October 31, 2005 (Unaudited)		Shares	Value

COMMON STOCKS (LONG POSITIONS)	44.30%

Apparel — Clothing Manufacturing	3.02%
Carters Inc *		17,100	$1,079,865
Polo Ralph Lauren Corp		36,100	1,776,120
Tommy Hilfiger Corp *		171,300	2,757,930

			5,613,915

Banks — Money Center	1.63%
Mitsubishi UFJ Financial ADS		239,000	3,032,910

Building — Heavy Construction	0.51%
Chicago Bridge & Iron Co		42,400	945,520

Computer — Manufacturers	1.85%
Apple Computer Inc *		27,400	1,577,966
Hewlett-Packard Co		66,800	1,873,072

			3,451,038

Computer — Networking	0.61%
Foundry Networks Inc *		95,100	1,134,543

Computer Software — Desktop	0.56%
Adobe Systems Inc *		32,300	1,041,675

Computer Software — Security	1.08%
Verisign Inc *		84,800	2,003,824

Cosmetics / Personal Care	2.00%
Procter & Gamble		66,495	3,723,055

Diversified Operations	1.27%
Harsco Corp		36,700	2,357,975

Electronic — Component / Connector	0.87%
Thomas & Betts Corp		41,500	1,615,180

Electronic — Semiconductor Manufacturing	1.48%
Advanced Micro Devices *		36,000	835,920
Texas Instruments		67,300	1,921,415

			2,757,335

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Electrical — Equipment	0.74%
Pike Electric Corp *		73,100	$1,381,590

Finance — Investment Brokers	1.04%
Nomura Holdings Inc ADR		125,000	1,936,250

Food — Miscellaneous Preparation	1.29%
Pepsico Inc		40,700	2,404,556

Household — Appliances	1.49%
TurboChef Technologies *		204,000	2,774,400

Internet — Content	2.28%
Google Inc *		6,100	2,270,054
Yahoo! Inc *		53,600	1,981,592

			4,251,646

Japanese Stocks	1.09%
iShares MSCI — Japan		166,800	2,019,948

Media — Radio / TV	0.85%
Central Euro Media Cl A *		34,000	1,580,660

Medical — Biomed / Biotech	1.04%
Tanox Inc *		138,700	1,936,252

Medical — Ethical Drugs	0.60%
Endo Pharmaceuticals Holdings *		41,400	1,114,488

Medical — Genetics	1.93%
Genentech Inc *		39,700	3,596,820

Medical — Health Maintenance Organization	0.52%
UnitedHealth Group Inc		16,800	972,552

Metal Ores	0.87%
North American Palladium Ltd *		157,600	1,021,248
Stillwater Mining Co *		59,000	595,900

			1,617,148

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Oil & Gas — Drilling	3.13%
Diamond Offshore Drill		13,300	$750,918
Nabors Industries Ltd *		27,100	1,859,873
Patterson-UTI Energy Inc		46,200	1,576,806
Transocean Inc *		28,500	1,638,465

			5,826,062

Oil & Gas — Field Services	0.96%
Oil States International *		54,100	1,790,710

Oil & Gas — Machinery / Equipment	1.01%
Hydril *		28,300	1,877,422

Retail — Clothing / Shoe	2.05%
Abercrombie & Fitch Co		7,400	384,726
Urban Outfitters Inc *		81,200	2,300,396
Wet Seal Inc *		219,700	1,135,849

			3,820,971

Retail / Wholesale — Jewelry	1.01%
Tiffany & Co		47,900	1,887,260

Telecom — Equipment	1.79%
Nortel Networks Corp *		1,023,600	3,326,700

Telecom — Wireless Equipment	3.48%
Motorola Inc		51,000	1,130,160
Powerwave Tech Inc *		246,200	2,759,902
Qualcomm Inc		64,800	2,576,448

			6,466,510

Tobacco	1.31%
Altria Group Inc		32,400	2,431,620

Utility — Electric Power	0.94%
FPL Group Inc		33,500	1,442,510
PG&E Corporation		8,200	298,316

			1,740,826

Total Common Stocks (Held Long)	44.30%		$82,431,361

(Cost $79,545,515)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Money Market Fund	49.13%
JP Morgan U.S. Treasury Plus
Money Market Fund **			$91,424,814

Total Money Market Fund	49.13%		$91,424,814

(Cost $91,424,814)

Total Investment in Securities
(Cost $170,970,329)	93.43%		$173,856,175
Other Assets Less Liabilities	6.57%		12,217,499

Total Net Assets	100.00%		$186,073,674

*	Non-income producing security

**	A portion of the Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	(53.95)%

Apparel — Clothing Manufacturing	(1.11)%
Liz Claiborne Inc		(58,500)	$(2,059,200)

Banks — Northeast	(2.03)%
Commerce Bancorp Inc		(124,200)	(3,784,374)

Banks — Southeast	(2.46)%
First Bancorp Holding Co		(74,600)	(851,932)
First Horizon National Corp		(96,200)	(3,721,016)

			(4,572,948)

Banks — Super Regional	(2.17)%
Fifth Third Bancorp		(48,500)	(1,948,245)
Wells Fargo & Company		(34,800)	(2,094,960)

			(4,043,205)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Banks — West / Southwest	(0.95)%
Greater Bay Bancorp		(16,900)	$(424,021)
Texas Capital Bancshares *		(62,800)	(1,344,548)

			(1,768,569)

Building — Residential / Commercial	(3.57)%
Beazer Homes USA Inc		(33,500)	(1,941,325)
KB Home		(30,000)	(1,960,500)
Ryland Group		(10,700)	(720,110)
Standard Pacific Corp		(52,600)	(2,029,308)

			(6,651,243)

Commercial Services — Advertising	(0.59)%
Catalina Marketing Corp		(42,400)	(1,104,944)

Computer — Manufacturers	(1.04)%
Dell Inc *		(60,800)	(1,938,304)

Computer — Peripheral Equipment	(0.69)%
Lexmark International A *		(30,900)	(1,282,968)

Consumer Products — Miscellaneous	(0.44)%
Energizer Holdings Inc *		(16,100)	(812,889)

Cosmetics / Personal Care	(0.50)%
Chattem Inc *		(28,200)	(930,600)

Electronic — Scientific / Measuring	(0.21)%
Danaher Corp		(7,400)	(385,540)

Electronic — Semiconductor Manufacturing	(2.48)%
Marvell Technology Group *		(53,400)	(2,478,294)
Silicon Laboratories Inc *		(66,500)	(2,139,305)

			(4,617,599)

Finance — Consumer / Commercial Loans	(0.51)%
AmeriCredit Corp *		(42,700)	(954,345)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Finance — Investment Brokers	(1.97)%
Friedman Billings Ramsey Group A		(205,000)	$(1,818,350)
Legg Mason Inc		(17,200)	(1,845,732)

			(3,664,082)

Finance — Mortgage & Related Services	(5.60)%
Accredited Home Lenders *		(43,200)	(1,561,248)
Doral Financial Corp		(317,200)	(2,715,232)
Fannie Mae		(49,500)	(2,352,240)
Fremont General Corp		(105,100)	(2,279,619)
Saxon Capital Inc		(151,500)	(1,507,425)

			(10,415,764)

Finance — REIT	(2.65)%
Amer Home Mortgage Invst		(51,900)	(1,402,857)
Impac Mortgage Holdings Inc		(245,000)	(2,459,800)
New Century Financial Corp		(34,600)	(1,068,102)

			(4,930,759)

Finance — Savings & Loan	(3.62)%
Astoria Financial Corp		(50,200)	(1,403,090)
Flagstar Bancorp Inc		(71,300)	(956,846)
Golden West Financial Corp		(31,900)	(1,873,487)
IndyMac Bancorp Inc		(67,000)	(2,501,110)

			(6,734,533)

Financial Services — Miscellaneous	(3.24)%
Alliance Data Systems Corp *		(101,500)	(3,609,340)
H&R Block Inc		(97,300)	(2,418,878)

			(6,028,218)

Insurance — Property / Casualty / Title	(2.70)%
MGIC Investment Corp		(48,800)	(2,890,912)
PMI Group Inc		(53,300)	(2,125,604)

			(5,016,516)

Internet — E Commerce	(0.72)%
Ebay Inc *		(33,800)	(1,338,480)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Leisure — Products	(3.14)%
Brunswick Corp		(24,900)	$(949,437)
Harley Davidson Inc		(77,300)	(3,828,669)
Polaris Industries Inc		(23,500)	(1,059,615)

			(5,837,721)
Leisure — Toys / Games / Hobby	(0.71)%
Mattel Inc		(89,800)	(1,324,550)

Medical — Outpatient / Home Care	(0.42)%
Gentiva Health Services Inc *		(53,300)	(782,977)

Medical — Products	(0.42)%
Biomet Inc		(22,200)	(773,226)

Medical / Dental — Supplies	(1.09)%
Patterson Companies Inc *		(49,000)	(2,027,620)

Retail — Clothing / Shoe	(1.06)%
Hot Topic Inc *		(131,900)	(1,963,991)

Retail — Consumer Electronics	(1.03)%
Circuit City Stores Inc		(107,400)	(1,910,646)

Retail — Home Furnishings	(0.74)%
Cost Plus Inc *		(90,000)	(1,382,400)

Retail — Leisure Products	(0.98)%
MarineMax Inc *		(43,800)	(1,081,860)
West Marine Inc *		(54,700)	(742,279)

			(1,824,139)
Retail — Mail Order & Direct	(0.49)%
Cabelas Inc *		(55,000)	(902,000)

Retail — Major Discount Chains	(0.42)%
Big Lots Inc *		(68,000)	(786,760)
The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2005 (Unaudited)		Shares	Value

Retail — Miscellaneous	(0.58)%
PETsMART Inc		(46,000)	$(1,081,000)

Retail — Restaurants	(0.44)%
Ruby Tuesday Inc		(37,700)	(826,007)

Retail / Wholesale — Autos / Parts	(1.23)%
Carmax Inc *		(85,400)	(2,294,698)

Retail / Wholesale — Jewelry	(0.97)%
Zale Corp *		(64,700)	(1,813,541)

Telecom — Equipment	(0.30)%
Avaya Inc *		(47,700)	(549,504)

Transportation — Airline	(0.68)%
JetBlue Airways Corp *		(68,300)	(1,271,063)

Total Securities Sold Short	(53.95)%		$(100,386,923)

(Proceeds $108,095,305)

*	Non-income producing security
The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

ASSETS
Investments, at value (cost $170,970,329)	$173,856,175
Deposits with brokers for securities sold short	110,528,668
Receivables:
Investment securities sold	17,494,309
Interest and dividends	419,705
Capital shares sold	581,309
Other assets	21,613

Total Assets	302,901,779

LIABILITIES
Securities sold short, not yet purchased (proceeds $108,095,305)	100,386,923
Payables
Investment securities purchased	16,084,679
Capital shares redeemed	31,983
Investment advisory fee	136,256
Dividends payable	103,838
Accrued expenses and other	84,426

Total Liabilities	116,828,105

Total Net Assets	$186,073,674

NET ASSETS CONSIST OF
Accumulated net investment income	$1,315,821
Accumulated net realized loss on investments	(28,056,595)
Net unrealized appreciation of investments	10,594,228
Paid-in capital applicable to 10,694,689 shares outstanding; par value $0.10 per share; 30,000,000 shares authorized	202,220,220

$186,073,674

NET ASSET VALUE AND OFFERING / REDEMPTION PRICE PER SHARE	$17.40

NET ASSET VALUE PER SHARE NET OF 2% REDEMPTION FEE *	$17.05

*	A redemption fee of 2% is assessed on the sale of shares held less than six months.
The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATEMENT OF OPERATIONS

For the six months ended October 31, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,467,217
Dividends	570,247
Other	5,600

Total investment income	3,043,064

EXPENSES
Investment advisory fees	808,389
Dividend expense on securities sold short	849,308
Accounting fees	44,110
Professional fees	45,996
Directors’ fees and expenses	37,485
Custodian fees	10,827
Blue sky servicing fees	21,323
Insurance expense	20,854
Transfer agent fees	18,791
Shareholder report printing	11,723
Compliance fees	4,041
Dues and subscriptions	3,450
Postage	3,122
Administrative fees	2,500
Pricing fees	1,344
Bank fees	1,207
Other	21,628

Total expenses	1,906,098

Net investment income	1,136,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,783,841
Net realized loss on securities sold short	(3,465,397)
Change in unrealized appreciation on investments	643,118
Change in unrealized appreciation / (depreciation) on securities sold short	(1,029,537)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,067,975)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,991

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income	$1,136,966	$178,855
Net realized loss from investments	(681,556)	(2,088,601)
Net change unrealized appreciation (depreciation) on investments	(386,419)	894,125

Net increase (decrease) in net assets resulting from operations	68,991	(1,015,621)

Capital share transactions
Net proceeds from sale of shares	19,127,509	58,974,413
Cost of shares redeemed	(40,385,799)	(86,670,036)
Redemption fee proceeds	6,762	18,121

Net increase (decrease) in net assets resulting from capital share transactions	(21,251,528)	(27,677,502)

DECREASE IN NET ASSETS	(21,182,537)	(28,693,123)

Net Assets
Beginning of period	207,256,211	235,949,334

End of period (including undistributed net investment income of $1,315,821 and $178,855, respectively)	$186,073,674	$207,256,211

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended		Years Ended April 30,
	October 31, 2005
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$17.35		$17.38	$18.02	$18.61	$20.86	$19.57

Income (loss) from investment operations
Net investment income (loss)	0.11		0.01	(0.10)	(0.01)	0.25	0.89
Net realized and unrealized gain (loss) on investments	(0.06)		(0.04)	(0.54)	0.24	0.16	1.38

Total from investment operations	0.05		(0.03)	(0.64)	0.23	0.41	2.27

Less distributions
From net investment income	0.00		0.00	0.00	(0.04)	(1.18)	(0.98)
From net realized gain on investments	0.00		0.00	0.00	(0.78)	(1.48)	0.00

Total distributions	0.00		0.00	0.00	(0.82)	(2.66)	(0.98)

Redemption fee proceeds	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$17.40		$17.35	$17.38	$18.02	$18.61	$20.86

Total Return	0.29	%+	-0.17%	-3.55%	1.12%	1.88%	11.43%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$186,074		$207,256	$235,949	$297,893	$249,613	$246,566

Ratios to average net assets:

Management fees	0.85	%*	0.83%	0.81%	0.80%	0.82%	0.82%

Administrative expenses	0.26	%*	0.21%	0.16%	0.12%	0.09%	0.20%

Expenses before dividends on securities sold short	1.11	%*	1.04%	0.97%	0.92%	0.91%	1.02%

Expenses from dividends sold short	0.90	%*	0.75%	0.47%	0.49%	0.31%	0.34%

Total expenses	2.01	%*	1.79%	1.44%	1.41%	1.22%	1.36%

Net investment income (loss)	1.20	%*	0.08%	-0.48%	-0.06%	1.18%	4.52%

Portfolio turnover	226	%+	414%	611%	915%	451%	580%

*	Annualized

+	Not annualized
The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 with Income.
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.
Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.
Securities Transactions And Related Investment Income
Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS — (Continued)
October 31, 2005 (Unaudited)

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.
Income Taxes
The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.
At April 30, 2005, The Caldwell & Orkin Market Opportunity Fund had a net capital loss carryforward of $22,081,637, which expires in 2011. This amount will be available to offset like amounts of any future taxable gains. At April 30, 2005, the Fund deferred, on a tax basis, post-October losses of $3,489,050, which will be recognized in the following year.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
2.	COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a management agreement with C&O Funds Advisor, Inc. (the “Adviser”) pursuant to which the Adviser provides space, facilities, equipment and personnel necessary to perform administrative and investment management services for the Fund. The management agreement provides that the Adviser is responsible for the actual management of the Fund’s portfolio. For such services and expenses assumed by the Adviser, the Fund pays a monthly advisory fee at incremental annual rates as follows:

Advisory Fee	Average Daily Net Assets
.90%	Up to $100 million
.80%	In excess of $100 million but not greater than $200 million
.70%	In excess of $200 million but not greater than $300 million
.60%	In excess of $300 million but not greater than $500 million
.50%	In excess of $500 million
For the six months ended October 31, 2005, the Fund incurred $808,389 in Advisory fees.

The Adviser has agreed to reimburse the Fund to the extent necessary to prevent the Fund’s annual ordinary operating expenses (excluding taxes, dividend expense, brokerage commissions and extraordinary charges such as litigation costs) from exceeding 2.0% of the Fund’s average daily net assets. No such reimbursement was required for the six months ended October 31, 2005.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS — (Continued)
October 31, 2005 (Unaudited)

The Fund has entered into a distribution agreement with IFS Fund Distributors, Inc. (the “Distributor”) pursuant to which the Distributor provides broker/dealer services for the Fund. The Distributor is responsible for the sales and redemptions of the Fund’s shares. The Distributor does not charge the Fund for these services.

C&O Funds Advisor, Inc. is a wholly-owned subsidiary of Caldwell & Orkin, Inc. IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. (the Fund’s transfer, redemption and dividend disbursing agent) are affiliates by reason of common ownership.
3. INVESTMENT PORTFOLIO TRANSACTIONS
Investment Purchases and Sales
For the six months ended October 31, 2005, purchases of investments and proceeds from sales of investments (excluding securities sold short and short-term investments) totaled $215,295,070 and $225,158,504 respectively.
Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.
The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.
All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.
The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.
The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At October 31, 2005, the Fund had 54% of its total net assets in short positions.
For the six months ended October 31, 2005, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $263,292,465 and $249,111,639, respectively.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS — (Continued)
October 31, 2005 (Unaudited)

4.	DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the Fund’s fiscal year ended April 30, 2005, nor during the six months ended October 31, 2005.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments (long positions)	$200,177,426
Cost of investments (short positions)	(117,934,376)

Total cost of investments	$82,243,050

Gross tax unrealized appreciation	$13,034,962
Gross unrealized depreciation	(3,858,667)

Net tax unrealized depreciation	9,176,295

Undistributed ordinary income	178,855
Undistributed long-term capital gain	—

Total distributable earnings	9,355,150

Capital loss carryforward	(22,081,637)

Post-October losses	(3,489,050)

Total accumulated earnings/(losses)	$(16,215,537)

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

5.	CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows:

	Six months ended	Year ended
	October 31, 2005	April 30, 2005
Shares sold	1,117,063	3,416,186
Shares reacquired	(2,364,747)	(5,051,176)

Net increase (decrease) in shares outstanding	(1,247,684)	(1,634,990)

6.	RELATED PARTY TRANSACTIONS

As of October 31, 2005, Caldwell & Orkin, Inc. and Michael B. Orkin had ownership of the Fund of 0.29% and 2.48%, respectively.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
DIRECTOR APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (unaudited)
The Board of Directors of The Caldwell & Orkin Funds, Inc. (the “Board”) is responsible for overseeing management of the Caldwell & Orkin Market Opportunity Fund (the “Fund”). As required by law, on an annual basis the Board determines whether to continue the Fund’s Investment Advisory Agreement with C&O Fund Advisors, Inc. (the “Adviser”), the manager of the Fund.
The Board met in person at the office of Caldwell & Orkin, Inc., Norcross, Georgia on June 15, 2005 to discuss, among other agenda items, renewal of the Investment Advisory Agreement between the Fund and the Adviser. Prior to the meeting, the Directors that are not “interested persons” of the Fund (the “Independent Directors”) and their independent legal counsel requested and received (i) a memorandum from Kilpatrick Stockton LLP (legal counsel to the Adviser) regarding the issues and legal standards the Board should consider in evaluating whether to renew the Agreement between the Fund and the Adviser; and (ii) a memorandum from the Adviser to the Board which included, among other things, the Adviser’s Form ADV; information about the Fund’s personnel, policies and financial circumstances; data regarding the Fund’s performance record and the performance records of a universe of the Fund’s peers; and information about the Fund’s expense ratio and management fees, and the expense ratios, management fees and other expense of a universe of the Fund’s peers.
Prior to the general Board meeting, the Independent Directors and their independent legal counsel met in executive session to review the materials presented, and to discuss the investment management and administrative services provided by the Adviser to the Fund, the income and expenses of the Manager related to the Fund and related information about the Fund.
In addition to meeting in executive session, the Independent Directors and their independent legal counsel also met with management of the Advisor in their consideration of the Investment Advisory Agreement. Throughout the deliberation process, the Independent Directors were advised by their counsel.
As a part of their evaluation process, the Independent Directors considered various factors they determined to be relevant, including the material factors detailed below. None of the factors was a sole determining factor; rather, consideration of all the factors formed the basis for the Independent Directors’ decision. The material factors considered by the Independent Directors included, without limitation, the following:
(i)	The nature, extent, and quality of the services provided by the Adviser. In this regard, Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory and administrative services since the Fund’s inception, its coordination of services and distribution efforts for the Fund over the years, and its provision of officers to the Fund (including the Fund’s chief compliance officer) without additional compensation. After reviewing the foregoing information, the Board concluded that the quality, extent and nature of the services provided by the Advisor was satisfactory and adequate for the Fund.

(ii)	The investment performance of the Fund and Adviser. In this regard, the Board compared the performance of the Fund with the performance of a benchmark index and comparable funds managed by other advisers. The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies, and long-term performance of the Fund and the Adviser’s separate accounts. Following further discussion, the Board concluded that the investment performance of the Fund and Adviser was satisfactory.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
DIRECTOR APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (continued)
(iii)	The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Board noted the Fund’s expense limitation agreement with the Adviser and also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate “soft dollars” from Fund trades that may benefit the Adviser’s clients other than the Fund. The Board then compared the fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management (including, in particular, the use of short selling as part of the Fund’s principal investment strategy) and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s expense ratio and management fees were higher than the Fund’s Morningstar category average but lower than comparable funds reviewed by the Board. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

(iv)	The extent to which economies of scale would be realized as the Fund grows, and whether advisory fee levels reflect these economies of scale for the benefits of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser, the Fund’s fee arrangements with other service providers, and the expense limits that are included in the Fund’s Investment Advisory Agreement. The Board considered the Fund’s fee level break points, and noted that shareholders benefit from economies of scale as the Adviser’s management fees are reduced as asset levels increase. Following further discussion of the Fund’s current asset levels and fee breakpoints, the Board determined that the Fund’s fee arrangements with the Adviser reflect economies of scale for the benefit of Fund shareholders.
Based upon its evaluation of the information, materials and factors described above, the Board, including all of the Independent Directors, concluded for the Fund: (i) that the terms (including, without limitation, the fees) of the Investment Advisory Agreement were fair and reasonable in light of the nature and quality of services performed by the Adviser; (ii) that they were satisfied with the Adviser’s services, personnel and investment strategy; and (iii) that it was in the best interest of the Fund and its shareholders to renew the Investment Advisory Agreement.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
ADDITIONAL INFORMATION (unaudited)
Information about the Board of Directors and officers* of the Caldwell & Orkin Market Opportunity Fund as of October 31, 2005 is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and officers and is available free of charge, upon request, by calling (800) 237-7073. The address for each of the persons named below is 6200 The Corners Parkway, Suite 150, Norcross, GA 30092.

Number of Funds in
Name, (Age) and	Term of Office and		Fund Complex
Position(s)	Length of Time	Principal Occupation(s) During	Overseen by	Other Directorships
Held with Fund	Served (1)	Past Five Years	Director	Held by Director

DISINTERESTED DIRECTORS

Frederick T. Blumer (46) Chairman	Since 1990	Mr. Blumer is the CEO of X-spand International, Inc., and was formerly the President of IN ZONE Brands International, Inc.	One	None

David L. Eager (63) Director	Since 1992	Mr. Eager is a Partner at Eager & Davis LLC, and was formerly Director for Product Development for Driehaus Capital Management and a Global Partner with William M. Mercer, Inc.	One	Veracity Mutual Fund

Henry H. Porter, Jr. (70) Director	Since 1990	Mr. Porter is a private investor.	One	SEI Investments Company

INTERESTED DIRECTOR

Michael B. Orkin (46) (2) Director, President, Portfolio Manager	Since 1990	Mr. Orkin is the CEO and sole shareholder of Caldwell & Orkin, Inc., of which the Adviser is a wholly-owned subsidiary. Mr. Orkin has been a portfolio manager at Caldwell & Orkin, Inc. since 1985, and is a Chartered Financial Analyst.	One	None

OFFICERS WHO ARE NOT DIRECTORS

Robert H. Greenblatt (44) Secretary & Treasurer	Since 2002	Mr. Greenblatt is the President of Caldwell & Orkin, Inc., and was formerly a Principal at Polaris Capital Management, Inc.	N/A	None

William C. Horne (47) Chief Compliance Officer	Since 2004	Mr. Horne is the Director of Client Services and Chief Compliance Officer of Caldwell & Orkin, Inc.	N/A	None

*	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs policy-making decisions.

1	Each Director serves until his / her successor is duly elected and qualified, or until his / her death, resignation or removal.

2	Mr. Orkin is an interested person of the Fund by reason of his position with the Adviser.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

BOARD OF DIRECTORS Frederick T. Blumer, Independent Chairman Michael B. Orkin, President David L. Eager Henry H. Porter, Jr.	CUSTODIAN Bank One Trust Company, N.A. 1111 Polaris Parkway, Suite 2N Columbus, OH 43240

INVESTMENT ADVISER C&O Funds Advisor, Inc. 6200 The Corners Parkway, Suite 150 Norcross, GA 30092	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103-3638

DISTRIBUTOR IFS Fund Distributors, Inc. 303 Broadway, Suite 1100 Cincinnati, OH 45202	LEGAL COUNSEL Kilpatrick Stockton LLP 1100 Peachtree Street, Suite 2800 Atlanta, GA 30309-4530

TRANSFER, REDEMPTION & DIVIDEND DISBURSING AGENT Integrated Fund Services, Inc. 303 Broadway, Suite 1100 Cincinnati, OH 45202	INDEPENDENT DIRECTORS COUNSEL Arnall Golden Gregory LLP 171 17th Street, NW Suite 2100 Atlanta, GA 30363
The Caldwell & Orkin Market Opportunity Fund’s (the “Fund”) portfolio may or may not have positions in any of the companies referenced in this Report to Shareholders as of any date after October 31, 2005. The commentary reflects the views of the portfolio manager (or Adviser) through the end of the period or through the date of this report, as the case may be. Of course, these views are subject to change as market and other conditions warrant. These financial statements are submitted for the general information of the Fund’s shareholders. They are not authorized for distribution to prospective investors unless preceded or accompanied by an effective Fund Prospectus.
Availability of Proxy Voting Policy & Procedures, Proxy Voting Record and Code of Ethics — A description of a) the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities, b) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and c) the Code of Ethics applicable to the principal officers of the Fund are available without charge, upon request, by calling toll-free (800) 237-7073, or on the Securities and Exchange Commission’s (the “Commission’s”) website at http://www.sec.gov.
Availability of Quarterly Portfolio Schedule — The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Fund Information — For information about the Fund please call (800) 237-7073 or visit the Fund’s website at www.caldwellorkin.com. For information about a specific Fund account, please call Shareholder Services at (800) 467-7903.
Fund Listings — The Fund is listed in many newspapers as C&OMktOpp or CaldOrkMO. The Fund’s Quotation symbol is COAGX. The Fund’s CUSIP number is 128819307.
Caldwell & Orkin Market Opportunity Fund
6200 The Corners Parkway, Suite 150, Norcross, GA 30092
E-mail: COFunds@CaldwellOrkin.com

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
Not applicable — included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls And Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.302CERT.
(a)(3) Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CALDWELL & ORKIN FUNDS, INC.

By:	/s/ Michael B. Orkin
Michael B. Orkin, President

Date: January 6, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael B. Orkin
Michael B. Orkin, President

Date: January 6, 2006

By:	/s/ Robert H. Greenblatt
Robert H. Greenblatt, Treasurer

Date: January 6, 2006